Summary of Platform Development Cost Activity (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Platform development beginning of year	$ 1,706,805	$ 977,697	$ 977,697
Stock-based compensation	13,215,394	7,343,575	14,641,181	$ 10,364,787
Platform development end of year	1,889,123		1,706,805	977,697
Platform Development [Member]
Property, Plant and Equipment [Line Items]
Platform development beginning of year	16,027,428	$ 10,678,692	10,678,692	6,833,900
Payroll-based costs capitalized during the year	1,971,432		3,750,541	2,537,402
Total capitalized costs	17,998,860		14,429,233	9,371,302
Stock-based compensation	858,752		1,608,995	1,307,390
Dispositions during the year			(10,800)
Platform development end of year	$ 18,857,612		$ 16,027,428	$ 10,678,692